Restructuring - Restructuring Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring
Employee-related restructuring expenses	€ (19)	€ (180)	€ (33)
Onerous contract-related restructuring expenses	0	(2)	5
Restructuring expenses	€ (19)	€ (182)	€ (28)